Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,525,094	$ 5,856,242
Contracts and grants receivable	794,767	867,086
Taxes receivable		750,356
Prepaid expenses	172,928	135,391
Total current assets	6,492,789	7,609,075
Office furniture and equipment, net	51,510	23,868
Intangible assets, net	409,949	632,512
Total assets	6,954,248	8,265,455
Current liabilities:
Accounts payable	3,003,545	1,520,290
Warrant liability	3,789,562	8,281,247
Accrued compensation	315,030	233,739
Total current liabilities	7,108,137	10,035,276
Commitments and contingencies
Shareholders' deficiency:
Preferred stock; 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000 shares authorized in 2014 and 2013, respectively; 23,936,568 shares and 19,626,439 shares issued and outstanding in 2014 and 2013, respectively	23,937	19,626
Additional paid-in capital	138,868,523	130,549,930
Accumulated deficit	(139,046,349)	(132,339,377)
Total shareholders' deficiency	(153,889)	(1,769,821)
Total liabilities and shareholders' deficiency	$ 6,954,248	$ 8,265,455